UNITED STATES SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-CSR

  CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES


Investment Company Act file
number 811-03986

          Redwood Microcap Fund, Inc.

-------------------------------------------------
 Exact name of registrant as specified in charter)


6180 Lehman Drive #103, Colorado Springs, CO 80918
--------------------------------------------------------------------------
 (Address of principal executive offices) (Zip code)


John C Power
6180 Lehman Dr #103

Colorado Springs, CO 80918

------------------------------------
(Name and address of agent for service)

Registrant's telephone number including area code:(719)593-2111
                                                  -----------------------

Date of fiscal year end: 03/31
                       --------------------
Date of reporting period: 03/31/04
                       -------------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles. A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.

Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS


  Redwood MicroCap Fund, Inc.



                             2004 ANNUAL REPORT


                                                                   1
The Company

Redwood MicroCap Fund, Inc. (the Fund) is registered under the Investment Company Act of 1940 as a closed-end investment company.

Shares of the Fund are bought and sold over-the-counter on the Bulletin Board under the symbol "RWMC". All, or nearly all, capital gains and dividends are reinvested in the Fund.


Dear Shareholder:

For the year ended March 31, 2004, The Fund's Net Asset Value ("NAV") decreased 7.0% from $3,872,634 to $3,620,612.

The primary reason for the decline in our Net Asset Value was continued operating difficulties in our portfolio investment Montana Resorts, LLC and its related entities. Management and operational changes have been implemented to improve operations of this division.

The highlights during the fiscal year 2004 and the early part of the current fiscal year include:

o Strong prices for oil and natural gas are expected to enhance the results in TDP Energy Company our 57.5% owned oil and gas exploration and production Company.

o The sale of 50+/- acres to the Napa Valley Unified School District by our Napa Canyon, LLC investment in 2003.

o The conversion of The Plaza Hotel owned by Wyoming Resorts, LLC in Thermopolis, Wyoming from a Quality Inn & Suites(tm) to a Best Western(tm) together with the successful renegotiation of our land lease with the State of Wyoming should further improve the hotels operating results.

The Board of Directors and management of Redwood remain committed and focused on maximizing shareholder value and hope to further emphasize our oil and gas activities if we are successful in our efforts to deregister as a registered Investment Company under The Investment Company Act of 1940.

In closing, I would like to congratulate and thank Joe Smith who is serving his 20th year as an Independent Director of the Fund.


John C. Power
President
Redwood MicroCap Fund, Inc.


                                                                   2








           REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM



To the Board of Directors and Shareholders
Redwood MicroCap Fund, Inc.


We have audited the accompanying statement of assets and liabilities of Redwood MicroCap Fund, Inc. (the Fund) including the statement of investments in affiliated issuers, and capital stock and net accumulated gain as of March 31, 2004, and the related statements of operations and cash flows for the year then ended and the changes in net assets and the financial highlights for the years ended March 31, 2004 and 2003. The financial statements of Redwood MicroCap Fund, Inc. prior to March 31, 2003 were audited by other auditors whose report dated May 15, 2002, expressed an unqualified opinion on those statements. These financial statements are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at March 31, 2004 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the March 31, 2004 financial statements referred to above present fairly, in all material respects, the financial position of Redwood MicroCap Fund, Inc. as of March 31, 2004, and the results of its operations and cash flows for the year then ended and the changes in net assets and the financial highlights for the years ended March 31, 2004 and 2003, in conformity with U.S. generally accepted accounting principles.




                                            Ehrhardt Keefe Steiner & Hottman PC

Denver, Colorado
May 14, 2004
                                                                  13
      STATEMENT OF INVESTMENTS IN AFFILIATED ISSUERS AS OF MARCH 31, 2004(c)
                                                                      VALUE(a)
-------------------------------------------------------------------------------

                        COMMON AND PREFERRED STOCK - 91.54%
SHARES
Communications - 6.97%
       153   Alta California Broadcasting, Inc. (b)............... $    363,252
    40,000   Antelope Peak (b)....................................       40,000
                                                                        403,252

Oil & Gas - 93.02%
       575   TDP Energy Co. (b)...................................    5,254,925
   868,500   Redwood Energy, Inc..................................      126,995
                                                                      5,381,920

Real Estate - 0.01%
   546,457   Wyoming Resorts, LLC (b).............................            -
 1,250,000   Wyoming Resorts, LLC - Preferred (b).................            -
       150   Napa Canyon, LLC (b).................................          500
   282,259   Montana Resorts, LLC (b).............................            -
                                                                            500

TOTAL COMMON STOCKS...............................................    5,785,672

                        MISCELLANEOUS INVESTMENTS - 8.46%

PRINCIPAL     Advances to Affiliates

  $ 482,869   Wyoming Resorts, LLC................................      227,152
     17,500   Historic Inns of Montana, Inc.......................       17,500
  1,041,188   Yellowstone Gateway Resorts, LLC....................      290,205
Total                                                                   534,857

Total Investments in Common Stock and Miscellaneous
  Investments of Affiliated Issuers (cost $5,871,855).............  $ 6,320,529

Total Investments in Securities of Affiliated Issuers
  ($5,871,855)............................................ 174.57%    6,320,529
Total Investments......................................... 174.57     6,320,529
Other Liabilities, Net of Assets.......................... (74.57)   (2,699,917)

TOTAL NET  ASSETS.........................................  100.00% $ 3,620,612

(a) See Notes 1 and 2 to the financial statements. Securities are valued at their estimated fair values as determined by the Board of Directors in the absence of readily ascertainable market values.
(b)  Restricted  security,  see Note 2 to the financial statements.
(c)  See Note 3 to the financial statements.


STATEMENT OF ASSETS AND LIABILITIES AS OF MARCH 31, 2004

ASSETS

Investments in Securities:
Investments in securities of affiliated issuers
  (identified cost $4,322,969 Notes 2, 3 and 6)............       $   5,785,672

Advances to affiliates (identified cost of $1,548,886)
(Notes 3 and 5) ...........................................             534,857

Total......................................................           6,320,529

Cash and cash equivalents..................................               1,120

Total......................................................           6,321,649

LIABILITIES AND NET ASSETS

Accounts payable and other liabilities.....................              35,299
Notes and interest payable to affiliates (Note 6)..........           2,455,738
Deferred tax liability (Note 4)............................             210,000

Total......................................................           2,701,037

Commitments and Contingencies (Notes 7 and 8)

Net Assets.................................................        $  3,620,612

Net Asset Value Per Share..................................        $      1.449

STATEMENT OF CAPITAL STOCK AND NET ACCUMULATD GAIN AS OF MARCH 31, 2004

Common Stock, $0.001 par value, 500,000,000 shares authorized,
2,499,544 issued and outstanding                                   $      2,500

Additional paid-in capital                                            2,116,246
Net Accumulated Gain:
Net investment loss                                                  (2,173,433)
Accumulated net realized gain                                         4,393,625
Net unrealized depreciation of investments                             (718,326)
Net accumulated gain                                                  1,501,866

Total Capital Stock and Accumulated Gain                            $ 3,620,612


STATEMENT OF OPERATIONS FOR THE YEAR ENDED MARCH 31, 2004

Investment Income:
Consulting and other income from affiliated companies.............  $   970,000
Dividend and interest income from affiliated company (Note 5) ....      135,495

Total.............................................................    1,105,495

Expenses:
Salaries..........................................................      138,145
Interest..........................................................      139,411
Audit and accounting fees.........................................       61,936
Legal fees........................................................       22,027
Telephone and telefax.............................................        4,847
Insurance.........................................................        7,392
Office............................................................        6,761
Transfer Fees.....................................................        1,922
Other.............................................................        4,171
Utilities.........................................................        1,039
Travel............................................................        1,094
Reports to shareholders...........................................        2,061
Outside services..................................................       14,006
Custodian fees....................................................          503
Total.............................................................      405,315

Net Investment Gain...............................................      700,180

Loss on Investments:
Unrealized depreciation of investments............................   (1,261,064)
Realized loss on sale of investments..............................      (13,937)

Net Loss on Investments...........................................   (1,275,001)

Net Decrease in Net Assets from Operations Before Income Tax Benefit   (574,821)

Income Tax Benefit (Note 4).......................................      286,000

Net Decrease in Net Assets from Operations........................   $ (288,821)


STATEMENT OF CASH FLOWS FOR THE YEAR ENDED MARCH 31, 2004
CASH FLOWS FROM OPERATING ACTIVITIES:
   Net decrease in net assets from operations.....................    $(288,821)
   Adjustment to reconcile net increase in net assets to
   cash used in operating activities:
   Profit sharing and management fees paid through notes payable -
     affiliates                                                        (715,950)
     Realized loss on investments.................................       13,937
     Unrealized depreciation on investments.......................    1,571,599
     Unrealized appreciation on advances to affiliates............     (310,535)
     Deferred income taxes                                             (286,000)
     Change in other liabilities..................................        7,057
       Net cash used by operating activities......................       (8,713)

CASH FLOWS FROM INVESTING ACTIVITIES:
   Purchase of investments........................................      (73,729)
   Advances to affiliates.........................................     (359,007)
   Repayments of advances to affiliates...........................       70,000
       Net cash used in investing activities......................     (362,736)

CASH FLOWS FROM FINANCING ACTIVITIES:
   Advances from affiliates.......................................      415,704
   Payments on notes payable......................................      (50,000)
       Net cash provided by financing activities..................      365,704

NET DECREASE IN CASH AND CASH EQUIVALENTS.........................       (5,745)
CASH AND CASH EQUIVALENTS, BEGINNING OF YEAR......................        6,865

CASH AND CASH EQUIVALENTS, END OF YEAR............................    $   1,120

Supplemental Disclosure of Cash Flow Information:

   Cash paid for interest.........................................    $       0

Non-Cash Investing and Financing Activities:

   Stock issued to pay interest payable to affiliate..............    $  36,799

   Advances to affiliates through issuance of notes payable
    to affiliates...                                                  $ 495,519

   Advances to affiliates converted into preferred stock of
    affiliate.....................................................   $1,250,000



STATEMENTS OF CHANGES IN NET ASSETS FOR THE YEARS ENDED MARCH 31, 2004 AND 2003
                                                        2004               2003
From Operations:
Net investment gain (loss).......................... $ 700,180      $  (191,277)
Net realized loss from investment transactions......   (13,937)         (25,983)
Net decrease in unrealized appreciation of
investments.........................................(1,261,064)        (903,501)
Income tax benefit..................................   286,000          685,751
Net decrease in net assets from operations..........  (288,821)        (435,010)
Capital share transactions..........................    36,799           73,800
Net decrease in net assets..........................  (252,022)        (361,210)

Net Assets - beginning of year                       3,872,634        4,233,844
Net Assets - end of year                          $  3,620,612      $ 3,872,634

      See notes to financial statements and report of independent auditors.
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NOTES TO FINANCIAL STATEMENTS
1.  SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

Redwood MicroCap Fund, Inc., (the Fund) is registered under the Investment Company Act of 1940, as amended, as a closed-end investment company. The Fund invests in a broad range of small speculative securities, which are considered restricted securities or are traded in the over-the-counter market. The Fund's investments are in the communications, oil and gas and hospitality industries. The following is a summary of the significant accounting policies followed by the Fund in the preparation of its financial statements.

The Fund has applied to the Securities and Exchange Commission for an order declaring it has ceased to be an investment company. The Commission has not ruled on the Fund's application.

Investment Valuation - Investments in securities traded on national exchanges and NASDAQ are valued at last reported sales prices. Investments in securities traded in the over-the-counter market on the electronic bulletin board or pink sheets are valued at the quoted bid as obtained from NASDAQ or at the quoted bid prices from the brokers that make markets in such securities, on the last business day of the period. Investments in restricted securities, as well as certain thinly-traded securities and advances to affiliates, are valued at their estimated fair value as determined in good faith under procedures established by and under the direction of the Fund's Board of Directors. The Fund's Board of Directors valued the Fund's 57.5% investment in TDP Energy Co. based upon the net book value of TDP Energy Co. as of March 31, 2004 as supported by reserve studies on certain oil and gas properties owned by TDP Energy Co.

Income Taxes - The Fund has not elected to be treated for Federal income tax purposes as a "regulated investment company" under Subchapter M of the Internal Revenue Code. Consequently, investment income and realized capital gains are taxed to the Fund at the tax rates applicable to corporations.

The Fund's accounting for income taxes is in accordance with the Statement of Financial Accounting Standards (SFAS) No. 109, "Accounting for Income Taxes". Under SFAS 109, a current or deferred tax liability or asset is recognized for timing differences which exist in the recognition of certain income and expense items for financial statement reporting purposes in periods different than for income tax reporting purposes. The provision for income taxes is based on the amount of current and deferred income taxes payable or refundable at the date of the financial statements as measured by the provisions of current tax laws.

Dividends and Distributions to Shareholders - Dividends and distributions paid to shareholders are recorded on the ex-dividend date.

Other - Investment transactions are accounted for on the date the investments are purchased or sold (trade date). Realized gains and losses from investment transactions and unrealized appreciation and depreciation of investments are reported on a first-in, first-out basis.

All of the Fund's equity securities as of March 31, 2004 are non-income producing securities.


Statement of Cash Flows - The Fund considers all highly liquid investments with maturities of three months or less to be cash equivalents.

Use of Estimates - The preparation of the Fund's financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those significant estimates.

2.  RESTRICTED AND THINLY TRADED SECURITIES

Restricted securities are those securities, which have been acquired from an issuer without registration under the Securities Act of 1933. Restricted securities generally cannot be sold by the Fund except pursuant to an effective registration or in compliance with Rule 144 of the Securities Act of 1933. The following schedule provides certain information with respect to restricted securities held by the Fund as of March 31, 2004 These securities comprised 155% of the Fund's net assets at such time:

        Description                 Date of Acquisition   Cost       Fair Value
Alta California Broadcasting, Inc.  January 1, 1999     $  743,615  $   363,252
Napa Canyon, LLC                    September 7, 2001          500          500
TDP Energy Company                  December 22, 1993    1,301,621    5,254,925
Antelope Peak                       November 30, 2003       40,000       40,000
Wyoming Resorts, LLC                January 4, 1999        546,457            -
Wyoming Resorts, LLC preferred      September 30, 2003   1,250,000            -
Montana Resorts, LLC                March 31, 2003         282,259            -

Total                                                  $ 4,164,452  $ 5,658,677
-------------------------------------------------------------------------------
The  Fund  has  no  right  to  require   registration  of  the  above-restricted
securities. As of March 31, 2004, the Fund's investments in restricted securities comprised approximately 90% of the value of its total assets.

Valuations for the restricted securities as well as certain thinly traded securities and advances to affiliates, have been determined in good faith by the Fund's Board of Directors, in the absence of readily ascertainable market values. Such investments were valued at $6,320,529 as of March 31, 2004 representing 175% of net assets. Because of the inherent subjectivity of these values, it is reasonably possible that a material change in such valuations could occur in the near term.



3.  INVESTMENTS IN SECURITIES OF AFFILIATED ISSUERS

As of March 31, 2004, the Fund holds either an indirect or direct ownership of 5% or more of the following securities: Purchases & Advances

                                                                    Purchases &
                                                                Advances During
                                                                 the Year Ended
             Description               Cost       Fair Value     March 31, 2004
Common Stock:
   Redwood Energy, Inc.               $  158,516  $  126,995      $           -
   TDP Energy Company                  1,301,621   5,254,925      $           -
   Alta California Broadcasting, Inc.    743,615     363,252      $           -
   Wyoming Resorts, LLC                  546,458           -      $           -
   Napa Canyon, LLC                          500         500      $           -
   Antelope Peak                          40,000      40,000      $      40,000
   Montana Resorts, LLC                  282,259           -      $      67,259
                                       3,072,969   5,785,672


Preferred Stock:
   Wyoming Resorts LLC                 1,250,000           -

Advances to Affiliates:
   Wyoming Resorts, LLC                  482,869     227,152      $      72,000
   Historic Inns of Montana, Inc.         17,500      17,500      $      17,500
   Yellowstone Gateway Resorts, LLC    1,041,188     290,205      $     243,007
                                       1,541,557     534,857
Total                              $   5,864,526 $ 6,320,529



-------------------------------------------------------------------------------
4.  INCOME TAXES

The income tax benefit for the year ended March 31, 2004 consists a deferred tax benefit of $286,000.

The following summary reconciles income taxes computed at the federal statutory rate with the income tax provision.


Federal income tax benefit computed at the statutory rate          $    195,000
Net state income tax benefit                                             19,000
Permanent differences and other                                          72,000
Income tax benefit                                                 $    286,000

Deferred income taxes at March 31, 2004 consist of the following:

Deferred tax asset - NOL carryforward                              $    281,000
Deferred tax liability - unrealized gains on investment                (491,000)
Net deferred tax liability                                         $   (210,000)

The NOL carryforward of approximately $754,000, respectively, expire through 2022.

5.  TRANSACTIONS WITH AFFILIATES

During 2004, the Fund made advances to affiliated companies. At March 31, 2004, the Fund had outstanding advances receivable from Wyoming Resorts, LLC of $482,869, which has been reduced by a valuation allowance of $255,717, and accordingly is reflected in the accompanying financial statements at $227,152. The advances bear interest at 8% through March 31, 2004.

The Fund also had outstanding advances receivable from Yellowstone Gateway Resorts, LLC, of $1,041,188, which has been reduced by an allowance of $750,983 and is reflected in the accompanying financial statements at $290,205 representing a mortgage of $250,000 plus accrued interest of $40,205 at 12%. The remaining advances are non-interest bearing. Principle and interest are due on December 31, 2004.

The  Fund  also  had  miscellaneous   non-interest  bearing  advances  to  other
affiliates of $17,500.

6.   NOTES AND ADVANCES PAYABLE TO AFFILIATES

Notes and advances payable consist of the following:

Note payable in the amount of $1,230,000 to an officer of TDP Energy Company. The note bears interest at 6% per annum through March 31, 2006. Interest accrued on this note at March 31, 2004 was $73,800. Interest is payable semi-annually in shares of the Fund based on the fair market value of the Fund's shares at the time the interest payment is due. No interest accrues on the note from April 1, 2006 through the note's maturity date of April 1, 2016. The principal amount outstanding on the note may be converted at anytime after March 31, 2004, at the option of the note holder, into fully paid and non-assessable shares of common stock of the Fund at $1.71 per share, subject to adjustments provided in the note agreement. The note is secured by capital stock of TDP Energy Company and is subordinate to the pledge to the financial institution as described in Note 7.

Advances payable in the amount of $549,599 to Napa Canyon, LLC. The advances bear interest at 12% and are payable on demand.

Advances payable in the amount of $447,211 to Alta California Broadcasting, Inc.

Advances payable to Redwood Energy, Inc. paid in full in April 2004 of $83,089.

Interest accrued on the above note and advances totaled $145,839 as of March 31, 2004.

7.   COMMITMENTS AND CONTINGENCIES

The Fund has guaranteed a loan between Wyoming Resorts, LLC, an affiliate, and a bank. The loan has an outstanding principal balance of approximately $908,000 at March 31, 2004.

In March 2000, the Fund guaranteed a loan between Capell Valley Vineyards, LLC, an affiliate of Wyoming Resorts, LLC and a financial institution. The amount outstanding at March 31, 2004 is $3,200,000 on outstanding credit facility up to $3,200,000.

The Fund has guaranteed a lease between Four Rivers Broadcasting, Inc. an affiliate, and an equipment leasing company. The lease requires 36 monthly payments of $1,740 plus tax through December 2004.

In January 2004, the Fund pledged its holdings of 575 shares of common stock in TDP Energy Co. as collateral for a loan between a financial institution and Napa Canyon, LLC, an affiliate,. The loan amount is $2,500,000 and is due in full January 30, 2005.

A minority shareholder of TDP Energy Company filed a shareholders derivative action against the Company. The minority shareholder complaint alleges breach of fiduciary duties, mis-management and misappropriation of assets. The case is in the discovery stage; however, Management believes the case is without merit and will vigorously contest the action. The Company is not able to estimate the amount of loss, if any, as a result of this action.

In the normal course of business, the Company is party to litigation from time to time. The Company maintains insurance to cover certain actions and believes that resolution of such litigation will not have a material adverse effect on the Company.

8.  SECURITIES AND EXCHANGE COMMISSION PROCEEDINGS

Pursuant to an examination of the Fund by the Securities and Exchange Commission
(SEC), the SEC issued a letter in September 1999 to the Fund identifying various asserted deficiencies and violations of rules and regulations. The Fund reviewed the asserted deficiencies and violations and filed its response with the SEC. The Fund's management does not believe that the outcome of these matters will have a material impact on the Fund's financial condition or operations. However, the ultimate outcome of these matters is not determinable at this time.

On June 1, 1998, the Securities and Exchange Commission issued an Order Instituting Proceedings alleging, among other things, that John C. Power, the Fund's president, violated Section 10(b) of the Securities Exchange Act of 1934, and Rule 10b-5 promulgated thereunder, by participating in a manipulation through his personal account of the market for stock in Premier Concepts, Inc. from approximately June, 1994 through December, 1994. On March 9, 2001, an Initial Decision was issued in which it was determined that Mr. Power had engaged in the conduct alleged. The only sanction imposed was an order requiring him to cease and desist from committing or causing any violations or future violations of Section 10(b) of the Exchange Act, and Rule 10b-5 promulgated thereunder. On March 29, 2001, Mr. Power petitioned the Commission for review of the Initial Decision. That Petition was granted on April 10, 2001. The Petition for Review has been fully briefed, and the matter is still pending.

                      End of notes to financial statements.


FINANCIAL HIGHLIGHTS
-------------------------------------------------------------------------------

                                        2004      2003      2002    2001   2000
Per Share: (1)
Income from investments               $ 0.442  $ 0.102  $ 0.170  $ 0.005 $0.110
Expenses                               (0.162)  (0.179)  (0.180)  (0.128)(0.127)
Net investment loss                     0.280   (0.077)  (0.010)  (0.123)(0.017)
Net realized gain (loss) and net
change in unrealized appreciation
of investments                         (0.510)  (0.376)  (0.012)   1.084 (0.153)
(Provision) credit for income taxes     0.114    0.277    0.008   (0.281) 0.069
Distribution to shareholders                -        -        -   (0.253)     -
Purchase of treasury stock                  -        -        -        -
Net increase (decrease) in net asset
value                                  (0.116)  (0.176)  (0.014)   0.427 (0.101)

Net asset value:
Beginning of period                     1.564    1.740    1.754    1.327  1.428
End of period                         $ 1.448  $ 1.564  $ 1.740  $ 1.754 $1.327

Total investment return (2)            (7.53)% (13.28)%  (0.77) % 51.24% (7.07)%

Ratios:
Expenses to average net assets         10.57%   10.84%   10.18%    8.36%   8.57%
Expenses to income                     36.67%  175.49%  105.61% 2801.54% 115.90%

Net investment gain/loss to average net
  assets                               18.26%   (4.66)%  (0.54)%  (8.06)%(1.18)%
Portfolio turnover rate (3)             0.00%    0.77%    0.34%   27.12% 15.91%

-------------------------------------------------------------------------------
(1)  Selected data for a share of capital stock outstanding throughout the year.

(2) Based on the change in net asset value (exclusive of treasury stock transactions and distributions). The Fund does not believe that a presentation based on changes in the market value of the Funds' common stock is appropriate considering the limited market for its stock.

(3) The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation. Purchases and sales/maturities of investment securities and promissory notes (excluding short-term securities and notes) for the year ended March 31, 2004, were $73,729 and $0, respectively.


CORPORATE INFORMATION
Officers and Directors
John C. Power, President, Treasurer and Director
R. Stanley Pittman, Secretary
Peter L. Hirschburg, Director
Joseph O. Smith, Director

Corporate Headquarters
REDWOOD MICROCAP FUND, INC.
6180 Lehman Drive, Suite 103
Colorado Springs, CO  80918 - 3415
(719) 593-2111

Custodian of Portfolio Securities
US Bank

Stock Transfer Agent
Computershare Trust Company, Inc.
P.O. Box 1596
Denver, CO  80201

Independent Auditors
Ehrhardt Keefe Steiner & Hottman PC
7979 East Tufts Avenue, Suite 400
Denver, CO  80237-2843

Counsel
Clifford L. Neuman, P.C.
Temple-Bowron House
1507 Pine Street
Boulder, Colorado 80302

Stocks held in "street name" Redwood MicroCap Fund, Inc. maintains a mailing list to assure that stockholders whose stock is not held in their own name, and other interested persons, receive financial information on a timely basis. If you would like your name to be added to this list, please send your request to:

Investor Relations
Redwood MicroCap Fund, Inc.
6180 Lehman Drive, Suite 103
Colorado Springs, CO 80918-1418

Common Stock
Listed: Over-the-Counter market, electronic bulletin board symbol "RWMC"


ITEM 2. CODE OF ETHICS

(a)The Registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant's principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(b)There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(c)The Registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrants principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item's instructions.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

(a)(1)The Registrant does not have an audit committee financial expert serving on its audit committee.

(a)(2)Not applicable.

(a)(3)The Fund is not in a financial position to attract or compensate a person who qualifies as an audit committee expert. Ata minimum an expert would require reasonable compensation and protection under a director and officer liability insurance policy.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

(a) AUDIT FEES: The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant for the audit of the registrant annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years are $18,200 in 2003 and $19,400 in 2004.

(b) AUDIT-RELATED FEES: The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant that are reasonably related to the performance of the audit of the registrant financial statements and are not reported under paragraph (a) of this Item are NONE.

(c) TAX FEES: The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning are $1,700 in 2003 and $1,800 in 2004. Tax Fees represent tax compliance services and tax consultation provided in connection with the preparation of the Registrants federal income tax and excise tax returns and compliance with IRS regulations.

(d) ALL OTHER FEES: The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, other than the services reported in paragraphs (a) through (c) of this Item are NONE.

(e)(1) Disclose the audit committee pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X. Audit Committee Pre-Approval Policy. All services to be performed for the Registrant by Ehrhardt Keefe Steiner & Hottman, PC must be pre-approved by the board of directors that act as the audit committee. All services performed during 2003 and 2004 were pre-approved by the board.

(e)(2) The  percentage of services  described in each of paragraphs  (b) through
(d) of this Item that were approved by the audit committee pursuant to paragraph
(c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable

(c) 0%

(d) Not applicable

(f) The percentage of hours expended on the principal accountants engagement to audit the registrants financial statements for the most recent fiscal year that were attributed to work performed by persons other than the principal accountants full-time, permanent employees was NONE.

(g) The aggregate non-audit fees billed by the registrants accountant for services rendered to the registrant, and rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant was NONE in 2003 and NONE in 2004.

(h) The  registrants  audit  committee of the board of directors has  considered whether the provision of non-audit services that were rendered to the registrants investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant that were not pre-approved pursuant to paragraph (c)(7)(ii) of Rule 2-01 of Regulation S-X is compatible with maintaining the principal accountants independence.

ITEM 5. AUDIT COMMITTEE OF LISTED COMPANIES. Not applicable.

ITEM 6. SCHEDULE OF INVESTMENTS. Schedule filed with Item 1.

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END FUNDS. All proxy voting decisions is done by the majority vote of the board.

ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END FUNDS.
All purchase decisions of equity securities is done by the majority vote of the board.

ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.
All decisions to submit matters to a vote of security holders is done by the majority vote of the board.

ITEM 10. CONTROLS AND PROCEDURES. (a) Based on an evaluation of the registrant's disclosure controls and procedures within 90 days of filing date of this Form N-CSR, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis. (b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 11. EXHIBITS.

(a)(1) Not Applicable

(a)(2) Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2under the Investment Company Act of 1940 are filed herewith.

(a)(3)Not Applicable

(b) Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to
Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Redwood Microcap Fund, Inc.  By * /s/ John C Power

                      John C Power, President Date 12/14/04
---------------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

        By * /s/ John C Power

                 John C Power, President Date 12/14/04
---------------------------------------------------------------------------




Fund Directors



Name,     Positions     Term of Office     Principal         Number of    Other
Address   Held with     and Length of      Occupation(s)    Portfolios Director
and Age     Fund        time served        during the        in Fund      ships
*see(1)                 *see(2)below       past 5 years       Complex      held
 below                                                        Overseen      for
                                                                 By        each
                                                             Director   officer
                                                                 Or         or
                                                             Nominee    nominee
                                                            *see (3)        for
                                                              below    Director
--------   --------   --------------   -------------------  ---------- --------

John C.    Director   Since 5/89       Mr. Power President                 None
 Power     President                   (since September 1992)
  (42)       & CEO    Since Feb 1992   and Director (since Sept.
           Chief Financial             1989)of Redwood MicroCap
             Officer  Since Feb 1999   Fund, Inc. a registered
                                       Closed-end investment
                                       company registered under
                                       the Investment Act of
                                       1940. In addition, he
                                       serves as Vice-President
                                       of Tri-Power Resources,
                                       Inc.(since December 1993),
                                       President and Director
                                       of Alta California
                                       Broadcasting, Inc.(since
                                       May 1994), President and
                                       Director of Four Rivers
                                       Broadcasting, Inc.(since
                                       May 1997), Managing Member
                                       of Nova Redwood LLC
                                       (since November 1999),
                                       Managing Member of Wyoming
                                       Resorts, LLC (since June
                                       1997)Managing Member of
                                       Montana Resorts, LLC
                                       (from May 2002), Managing
                                       Member of Yellowstone
                                       Gateway Resorts, LLC
                                       (from May 2002)and Co-
                                       Managing Member of Napa
                                       Canyon, LLC (since Sept
                                       2001). He served as
                                       Director of Redwood Energy
                                       Ltd from 1994 to 2004,
                                       President and Director of
                                       Redwood Broadcasting, Inc.
                                       from December 1994 to
                                       June 1998, President and
                                       Director of Power Surge,
                                       Inc. from December 1996
                                       to June 1998.  He also
                                       serves as President of
                                       Power Curve, Inc.(since
                                       1986), Managing Member of
                                       Sea Ranch Lodge and Village
                                       LLC(since December 1997),
                                       and Co-Managing Member of
                                       Napa Partners, LLC (since
                                       November 1999) He also
                                       served as Managing Member
                                       of Sea Ranch California,
                                       LLC from December 1997
                                       to June 2004. Mr. Power
                                       attended Occidental College
                                       and University of California
                                       at Davis.

Peter      Director  Since 2000        Mr. Hirschburg serves as an         none
 Hirschburg                            executive officer and director
   (83)                                of the following family-owned
                                       private corporations;  Fletcher
                                       Oil Company, a distributor of
                                       Petroleum products primarily
                                       through convenience stores
                                       and gas stations in rural
                                       markets, FOF, Inc. an owner
                                       of petroleum distribution-
                                       related real estate.
                                       Northwest Land and Cattle
                                       Company, Inc., a company
                                       with real estate holdings
                                       and petroleum product
                                       distribution interests; ADA
                                       Distributing Company, Inc.,
                                       which holds real estate
                                       investment income properties;
                                       and GMCS, Inc., which holds
                                       additional real estate
                                       interests.

Joseph O.  Director  Since May 1985    Mr. Smith served as a Director     none
 Smith                                 of Combined Penny Stock
  (62)                                 Fund, Inc. from  May 1985 to
                                       February 28, 1992, and has
                                       been an engineering Manager
                                       with National SemiConductor
                                       (manufacturer)since August
                                       1985



(1) The address for all officers and directors is c/o the Fund, 6180 Lehman Drive, Suite 103, Colorado Springs, Colorado, 80918.

(2) Terms of office for all director and officer positions with the Fund are until their successors have been duly elected and qualified.

(3) Directors are not allocated portfolios to oversee. All portfolios are overseen by the entire Board of Directors.



























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